ACQUISITION (Details 7) (USD $) In Thousands, unless otherwise specified			12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Customer relationship Minimum	Mar. 31, 2014 Customer relationship Maximum	Mar. 31, 2014 Non-compete agreement Minimum	Mar. 31, 2014 Non-compete agreement Maximum	Jan. 14, 2014 MediFast	Mar. 31, 2014 MediFast	Jan. 14, 2014 MediFast Customer relationship	Jan. 14, 2014 MediFast Customer relationship Minimum	Jan. 14, 2014 MediFast Customer relationship Maximum	Jan. 14, 2014 MediFast Non-compete agreement	Jan. 14, 2014 MediFast Trade-name
Acquisition
Percentage of equity interest acquired							80.00%
Cash consideration							$ 8,113
Acquisition-related costs							0
Net tangible assets:
Current assets							1,944
Non-current assets							927
Total							2,871
Net tangible liabilities:
Current liabilities							(1,431)
Total							(1,431)
Finite-lived intangible assets									2,825			451
Indefinite-lived intangible assets													374
Goodwill	41,412	17,791					5,332
Deferred tax liability							(619)
Total							8,363
Non-controlling interest							(1,690)
Total consideration							8,113
Estimated useful life			2 years 1 month 6 days	10 years	2 years	3 years				5 years	10 years	3 years
Net revenue								2,570
Net (loss) income								$ 328